Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

11. RELATED PARTY TRANSACTIONS AND BALANCES

Balances with related parties during the period as follows.

Name of party	Relationship
Egor Romanyuk	Majority Shareholder of the Company
Fareed Aljawhari	Director of the company and shareholder
Rajesh Venkataraman	Shareholder of the Company
Fares Abu Baker	Shareholder of the Company
Diamond Developers	Owned by Fares Abu Baker (shareholder)
Art Alexander Balikin	Shareholder of the Company

11.1 Due to related parties

	June 30, 2025		December 31, 2024
	USD	AED	AED
Mr. Egor Romanyuk	-	-	9,715,566
Mr. Fareed Aljawhari	12,990	47,700	10,670,015
Mr. Rajesh Venkataraman	-	-	855,806
Mr.Fares Abu Baker	40,850	150,000	-
Diamond Developers	86,291	316,861	-
Art Alexander Balikin	30,000	110,160	-
	170,131	624,721	21,241,387

Loan from Mr. Egor Romanyuk

During the period ended June 30, 2025, and December 31, 2024, the Company entered into the following related party transactions:

			June 30, 2025			December 31, 2024
	Amount		Management	Total	Total	Management	Total
Date of Loan	(AED)	% (annual)	Fee (AED)	(AED)	(USD)	Fee (AED)	(AED)
May 1, 2023	3,968,987	20%	1,520,176	5,489,163	1,494,870	1,322,996	5,291,980
December 11, 2023	446,857	20%	116,305	563,162	153,367	94,417	541,274
December 25, 2023	365,300	20%	92,276	457,576	124,612	74,435	439,735
December 31, 2023	119,978	0%	-	119,978	32,674	-	119,978
May 18, 2024	175,025	20%	35,005	210,030	57,198	35,005	210,030
August 16, 2024	372,323	20%	74,465	446,788	121,674	74,465	446,788
September 30, 2024	219,527	20%	43,905	263,432	71,741	43,905	263,432
October 18, 2024	300,000	20%	60,000	360,000	98,039	60,000	360,000
October 28, 2024	150,000	20%	30,000	180,000	49,020	30,000	180,000
November 6, 2024	78,758	20%	15,752	94,510	25,738	15,752	94,510
November 8, 2024	78,758	20%	15,752	94,510	25,738	15,752	94,510
December 4, 2024	1,761,600	0%	-	1,761,600	479,739	-	1,761,600
Total	8,037,113		2,003,636	10,040,749	2,734,410	1,766,727	9,803,837
Repayments during 2024				(88,271)	(24,039)		(88,271)
Repayments during 2025				(9,952,478)	(2,710,371)		-
Net Balance				-	-		9,715,566

These transactions are considered related party transactions and have been conducted on terms agreed upon between the parties involved. The company repaid all loans outstanding to Egor Romanyuk as of March 30, 2025, on March 30, 2025.

The Company reviewed and determined that imputed interest expense of Amount Due Without Fees (interest-free loan) is immaterial for the period ended June 30, 2025, and the year ended December 31, 2024.

Loan from Mr. Fareed Aljawhari

During the period ended June 30, 2025, and December 31, 2024, the Company entered into the following related party transactions with Mr. Fareed Aljawhari:

		Principal	Balance at June 30, 2025		Balance at December 31, 2024
		Amount	Total	Total	Total
	Commission	(AED)	(AED)	(USD)	(AED)
January 31, 2024	0%	2,000,000	-	-	475,201
February 29, 2024	0%	1,913,600	-	-	1,848,886
March 31, 2024	0%	1,180,000	-	-	1,140,095
April 30, 2024	0%	475,000	-	-	458,937
May 31, 2024	0%	2,500,000	-	-	2,415,455
July 31, 2024 - 1	0%	1,139,507	-	-	1,101,266
July 31, 2024 - 2	0%	146,120	-	-	141,216
October 26, 2024	0%	500,000	-	-	484,391
November 22, 2024	0%	793,797	-	-	762,984
December 11, 2024	0%	1,908,400	-	-	1,841,584
January 31, 2025	0%	950,000	47,700	12,990	-
		13,506,424	47,700	12,990	10,670,015

The Company received a loan amounting to AED 950,000 and repaid AED 13,458,724 for the period ended June 30, 2025. This loan does not carry any associated management fee. In connection with these loans, the Company will repay this amount within one month after IPO. The initial fair value of loans received in 2024 and in 2025 was determined to be AED 11,009,981 (USD 2,998,361) and AED 921,567 (USD 250,971) , which was determined using an estimated effective interest rate of 20% and estimated maturity date of March 11, 2025. The difference between the face value and the fair value of the loans received in 2024 and in 2025 of AED 1,546,443 (USD 421,145) and AED 28,433 (USD 7,743) has been recognized as additional paid in capital during the year ended December 31, 2024 and the period ended June 30, 2025. Imputed interest expense of loans received in 2024 and 2025 is AED 1,160,034 ( USD 315,913) and AED 414,842 (USD 112,975) for the year ended December 31, 2024.

Loan from Mr. Rajesh Venkataraman

On October 25, 2024, the Company received a loan of AED 700,000 from Mr. Rajesh Venkataraman for operational purposes. The loan agreement specifies a monthly management fee of 10% on the principal amount. The loan, along with the accumulated management fee, is scheduled for repayment within three months after the IPO. As of December 31, 2024, the total outstanding amount, including the management fee, is AED 855,806.

In March 2025, the total outstanding amount, including the management fee, was AED 1,050,000. The company made a repayment on March 13, 2025.

11.2. Payable for shares

	June 30, 2025		December 31, 2024
	USD	AED	AED
Payable for ordinary share (note 2)	27,233	100,000	100,000
	27,233	100,000	100,000

Micropolis Holding acquired 100 shares of Micropolis Dubai for a total consideration of AED 100,000. The transaction has been recorded as a payable in the financial statements, reflecting the obligation to settle the purchase price for the acquired shares.